Filed with the U.S. Securities and Exchange Commission on May 8, 2015

Securities Act Registration No.   33-37426
Investment Company Act Reg. No. 811-6194

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	41	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	42	[	X	]

(Check appropriate box or boxes)

UTC NORTH AMERICAN FUND, INC.
(Exact Name of Registrant as Specified in Charter)

UTC North American Fund, Inc.
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  1-800-368-3322

The Corporation Trust Company
32 South Street
Baltimore, MD 21202
(Name and Address of Agent for Service)

Copy to:
Jeffery R. Atkin, Esq.
Foley & Lardner LLP
55 S. Flower St., Suite 3500
Los Angeles, CA 90071

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 41 to the Registration Statement of UTC North American Fund, Inc. (the “Company”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 40 on Form N-1A filed on April 30, 2015.  This PEA No. 41 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 40 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, on the 8th day of May, 2015.

UTC NORTH AMERICAN FUND, INC.

By: /s/ Amoy Van Lowe
Amoy Van Lowe, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated below.

NAME	TITLE	DATE
/s/ Amoy Van Lowe Amoy Van Lowe	President and Chief Executive Officer	May 8, 2015
/s/ Michelle Persad Michelle Persad	Treasurer and Chief Financial Officer	May 8, 2015
/s/ Peter Clark Peter Clark*	Director	May 8, 2015
/s/ Marilyn M. Clark-Andrews Marilyn M. Clark-Andrews*	Director	May 8, 2015
/s/ Dionne Hosten Dionne Hosten*	Director	May 8, 2015
/s/ Lucille Mair Lucille Mair*	Director	May 8, 2015
/s/ Aiatta Mediratta Ajatta Mediratta*	Director	May 8, 2015
/s/ Leon W. Thomas Leon W. Thomas*	Director	May 8, 2015

*By:  /s/ Jeffery R. Atkin
Jeffery R. Atkin
Attorney-in-fact

Signature Page

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE